TURNER FUNDS

Class C

Supplement dated May 29, 2015

to the Statement of Additional Information (“SAI”) dated January 31, 2015

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI

1.                                      The following information replaces the second entry under “Executive Officers” in the table on page 43:

Name, Address and Age(1)	Position Held with Trust and Length of Service(2)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held(3)

Joel B. Engle Citi (49)	Controller and Chief Financial Officer (since 2015)	Senior Vice President (since 2007), Citi Fund Services Ohio, Inc.	N/A	N/A

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

(TUR-SAI-35-07)

TURNER FUNDS

Institutional Class

Investor Class

Retirement Class

Supplement dated May 29, 2015

to the Statement of Additional Information (“SAI”) dated January 31, 2015

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI

1.                                      The following information replaces the second entry under “Executive Officers” in the table on page 50:

Name, Address and Age(1)	Position Held with Trust and Length of Service(2)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held(3)

Joel B. Engle Citi (49)	Controller and Chief Financial Officer (since 2015)	Senior Vice President (since 2007), Citi Fund Services Ohio, Inc.	N/A	N/A

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

(TUR-SAI-30-07)